SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Cost, beginning balance		¥ 1,324,950	¥ 1,321,149	¥ 1,226,580
Cost, beginning balance		(335,542)	(274,115)	(210,188)
Cost, beginning balance		1,047,034	1,016,392
Cost, beginning balance		46,077	98,489
Cost, beginning balance		(69,753)	(66,610)
Cost, beginning balance		(33,950)	(1,237)
Cost, beginning balance		(57,626)	30,642
Cost, beginning balance	$ 6,863	989,408	1,047,034
Land [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		440,389	440,389	440,389
Cost, beginning balance
Cost, beginning balance		440,389	440,389
Cost, beginning balance
Cost, beginning balance
Cost, beginning balance
Cost, beginning balance
Cost, beginning balance	3,055	440,389	440,389
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		191,076	191,076	191,076
Cost, beginning balance		(27,631)	(22,011)	(16,391)
Cost, beginning balance		169,065	174,685
Cost, beginning balance
Cost, beginning balance		(5,620)	(5,620)
Cost, beginning balance
Cost, beginning balance		(5,620)	(5,620)
Cost, beginning balance	1,134	163,445	169,065
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		391,500	412,394	358,605
Cost, beginning balance		(142,603)	(120,797)	(92,952)
Cost, beginning balance		291,597	265,653
Cost, beginning balance		21,382	53,789
Cost, beginning balance		(30,132)	(27,845)
Cost, beginning balance		(33,950)
Cost, beginning balance		(42,700)	25,944
Cost, beginning balance	1,726	248,897	291,597
Machinery [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		266,640	265,690	226,624
Cost, beginning balance		(154,729)	(123,008)	(93,661)
Cost, beginning balance		142,682	132,963
Cost, beginning balance		950	40,486
Cost, beginning balance		(31,721)	(30,502)
Cost, beginning balance			(265)
Cost, beginning balance		(30,771)	9,719
Cost, beginning balance	776	111,911	142,682
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		35,345	11,600	9,886
Cost, beginning balance		(10,579)	(8,299)	¥ (7,184)
Cost, beginning balance		3,301	2,702
Cost, beginning balance		23,745	4,214
Cost, beginning balance		(2,280)	(2,643)
Cost, beginning balance			(972)
Cost, beginning balance		21,465	599
Cost, beginning balance	$ 172	¥ 24,766	¥ 3,301